Equity-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Feb. 10, 2021 USD ($) Plan shares	Jun. 30, 2020 USD ($) shares	Jul. 03, 2021 USD ($) Business $ / shares shares	Apr. 03, 2021 $ / shares shares	Jun. 27, 2020 USD ($)	Jul. 03, 2021 USD ($) Business $ / shares shares	Jul. 03, 2021 USD ($) Business $ / shares shares	Jun. 27, 2020 USD ($)	Dec. 31, 2020 USD ($) Plan $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based compensation plans	2		2			2	2
Number of awards granted (in shares) | shares	90,000
Number of awards forfeited (in shares) | shares	900
Equity compensation			$ 5,778					$ 7,722
Income tax expense (benefit)			$ 1,714		$ (110)		$ 1,641	(71)
Change in fair value						$ 25,185
Number of shares available to be awarded (in shares) | shares			518,257			518,257	518,257
Unamortized compensation expense, RSUs			$ 9,976			$ 9,976	$ 9,976
Unamortized compensation expense, options			15,797			$ 15,797	$ 15,797
Number of options vested (in shares) | shares							0
Compensation expense net yet amortized, period for recognition						8 months 8 days	1 year 2 months 8 days
Options outstanding, aggregate intrinsic value			16,095			$ 16,095	$ 16,095
Number of shares issued (in shares) | shares							24,063
Cash paid to settle award	$ 479
Equity compensation			5,778					7,722
Unamortized compensation expense			$ 9,976			9,976	$ 9,976
Compensation expense net yet amortized, period for recognition | shares	90,000
Management Incentive Plan Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares) | shares	0
Compensation expense net yet amortized, period for recognition | shares	0
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation	$ 829				663			1,078
Decrease in fair value due to the impact of COVID-19 on the market and economy					408			7,849
Equity compensation	$ 829				$ 663			$ 1,078
Phantom Share Units (PSUs) | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation						1,777
Equity compensation						$ 1,777
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares) | shares			2	945
Number of awards forfeited (in shares) | shares			4
Vested (in shares) | shares			0
Number of Equity instruments other than options granted during period | shares			0
Number of awards outstanding (in shares) | shares			943	945		943	943		0
Weighted average grant-date fair value | $ / shares			$ 14.38	$ 14.38		$ 14.38	$ 14.38		$ 0
Compensation expense net yet amortized, period for recognition | shares			2	945
Granted (in dollars per share) | $ / shares			$ 14.90	$ 14.38
RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation			$ 75
Expiration period							10 years
Purchase price of common stock, percentage of fair market value							85.00%
Equity compensation			$ 75
Employee Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
Percentage of employee compensation deducted to purchase common stock			1.00%			1.00%	1.00%
Employee Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Percentage of employee compensation deducted to purchase common stock			15.00%			15.00%	15.00%
Management Incentive Plan And Liability-Classified Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						12 months
Number of awards outstanding (in shares) | shares			183,078			183,078	183,078
Cash paid to settle award						$ 10,802
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax expense (benefit)			$ 0				$ 0
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock closing price, (in dollars per share) | $ / shares			$ 16.51			$ 16.51	$ 16.51
Common Class A | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be awarded (in shares) | shares			7,592,476			7,592,476	7,592,476
Number of shares available to be awarded (in shares) | shares			2,024,123			2,024,123	2,024,123
Annual percentage increase in number of shares authorized			4.50%			4.50%	4.50%
Bio Ventus LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based compensation plans | Plan	2								2
Number of awards granted (in shares) | shares									1.3
Equity compensation									$ 10,103	$ 10,844	$ 14,325
Income tax expense (benefit)									1,192	1,576	1,664
Unamortized compensation expense, RSUs									9,741
Equity compensation									10,103	$ 10,844	14,325
Unamortized compensation expense									$ 9,741
Compensation expense net yet amortized, period for recognition | shares									1.3
Granted (in dollars per share) | $ / shares										$ 0
Defined contribution plan maximum annual contributions per employee percent									50.00%
Defined contribution plan employer matching contribution, percent of match									6.00%
Defined contribution plan employers matching contribution annual vesting percentage									4.50%
Defined Contribution Plan, Cost									$ 3,379	$ 5,401	$ 5,462
Bio Ventus LLC [Member] | Management Incentive Plan And Liability-Classified Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares									0	0	0
Number of Equity instruments other than options granted during period | shares									0	0	0
Number of awards outstanding (in shares) | shares		150,252
Number of equity instruments other than options outstanding, including both vested and non-vested instruments | shares		333,330							183,078	333,330
Cash paid to settle award		$ 6,329
Weighted average grant-date fair value | $ / shares									$ 4.89
Bio Ventus LLC [Member] | Other Phantom Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid to settle award									$ 4,703
Granted (in dollars per share) | $ / shares										$ 15.31